OTHER PAYABLES AND ACCRUED LIABILITIES (Details) - CNY (¥) ¥ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of other payables and accrued liabilities [line items]
Accrued payroll and welfare payable	[1]	¥ 2,128	¥ 2,017
Accrued expenses	[1]	1,527	747
Special oil gain levy payable	[1]	327	615
Royalties payable	[1]	81	55
Provision for dismantlement (note 29)	[1]	1,439	674
Other payables	[1]	9,679	9,976
Other payables and accrued liabilities	[1]	20,901	14,084	[2],[3]
Arctic LNG 2 LLC [member]
Disclosure of other payables and accrued liabilities [line items]
Deferred consideration to Arctic LNG 2 LLC	[1]	¥ 5,720	¥ 0

[1]	These amounts include balances with related parties.
[2]	In relation to assets previously under finance leases, the Group recategorized the carrying amounts of the relevant assets which were still under lease as at January 1, 2019 amounting to RMB755 million as right-of-use assets.
[3]	In relation to assets previously under finance leases, the Group recategorized the carrying amounts of the relevant assets which were still under lease as at January 1, 2019 amounting to RMB755 million as right-of-use assets. The amount includes balances with related parties.